Summarised financial information - summarised financial information of balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Balance Sheet
Non-current assets	£ 103,497	£ 104,530	£ 130,980
Current assets	15,872	14,186	15,092
Non-current liabilities	46,858	50,109	57,253
Non-current borrowings	32,852	35,406	37,140
Current liabilities	18,042	15,673	16,191
Current borrowings	7,306	4,324	£ 5,029
Registered BATCAP bonds | BAT p.l.c.
Balance Sheet
Non-current assets	1,917	1,917
Current assets	6,176	9,128
Non-current liabilities	1,580	1,580
Non-current borrowings	1,571	1,571
Other non-current liabilities	9	9
Current liabilities	82	339
Current borrowings	38	39
Other current liabilities	44	300
Registered BATCAP bonds | BATCAP
Balance Sheet
Non-current assets	21,097	20,691
Current assets	14,822	12,739
Non-current liabilities	18,650	18,266
Non-current borrowings	18,444	18,101
Other non-current liabilities	206	165
Current liabilities	17,251	15,137
Current borrowings	17,219	15,102
Other current liabilities	32	35
Registered BATCAP bonds | BATIF
Balance Sheet
Non-current assets	2,252	2,238
Current assets	45,836	43,431
Non-current liabilities	11,572	12,901
Non-current borrowings	11,314	12,662
Other non-current liabilities	258	239
Current liabilities	32,808	30,091
Current borrowings	32,569	29,512
Other current liabilities	239	579
Registered BATCAP bonds | BATNF
Balance Sheet
Non-current assets	1,392	1,422
Current assets	752	790
Non-current liabilities	1,392	1,422
Non-current borrowings	1,392	1,422
Other non-current liabilities	0	0
Current liabilities	751	789
Current borrowings	751	788
Other current liabilities	0	1
Registered BATCAP bonds | RAI
Balance Sheet
Non-current assets	304	318
Current assets	975	942
Non-current liabilities	7,690	9,163
Non-current borrowings	7,640	9,113
Other non-current liabilities	50	50
Current liabilities	2,899	1,301
Current borrowings	2,189	597
Other current liabilities	710	704
Registered BATCAP bonds | BATHTN
Balance Sheet
Non-current assets	56	43
Current assets	10	10
Non-current liabilities	14	11
Non-current borrowings	0	0
Other non-current liabilities	14	11
Current liabilities	128	4
Current borrowings	3	2
Other current liabilities	125	2
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,064	9,074
Amounts due to non-issuer/non-guarantor subsidiaries	4	0
Investment in subsidiaries (that are not issuers or guarantors)	27,234	27,234
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	17,225	16,837
Amounts due to non-issuer/non-guarantor subsidiaries	3,115	3,735
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	49,096	43,279
Amounts due to non-issuer/non-guarantor subsidiaries	32,843	25,686
Investment in subsidiaries (that are not issuers or guarantors)	718	718
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATNF
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	0	0
Amounts due to non-issuer/non-guarantor subsidiaries	0	0
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	1,242	1,229
Amounts due to non-issuer/non-guarantor subsidiaries	10	18
Investment in subsidiaries (that are not issuers or guarantors)	25,398	25,185
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	13	10
Amounts due to non-issuer/non-guarantor subsidiaries	2	1
Investment in subsidiaries (that are not issuers or guarantors)	£ 1,504	£ 1,537